Segment analysis (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Segments [Abstract]
Summary of Analysis by Business Segment

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2018 £m	Restated 2017 £m	Restated 2016 £m	2018 £m	Restated 2017 £m	Restated 2016 £m
Scientific, Technical & Medical	2,538	2,473	2,318	942	914	854
Risk & Business Analytics	2,117	2,073	1,905	776	760	685
Legal	1,618	1,686	1,619	320	328	312
Exhibitions	1,219	1,109	1,047	313	287	271
Sub-total	7,492	7,341	6,889	2,351	2,289	2,122
Unallocated items	-	-	-	(5)	(5)	(8)
Total	7,492	7,341	6,889	2,346	2,284	2,114

Summary of Analysis of Revenue by Geographical Origin
ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2018 £m	Restated 2017 £m	Restated 2016 £m
North America	4,013	3,998	3,697
Europe	2,790	2,644	2,568
Rest of world	689	699	624
Total	7,492	7,341	6,889

Revenue by geographical origin from the United Kingdom in 2018 was £1,144m (2017: £1,085m; 2016: £1,048m).

Summary of Classification of Revenue
2018	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,118	1,669	1,083	221	4,091
Europe	611	322	340	535	1,808
Rest of World	809	126	195	463	1,593
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by format
Electronic	2,094	2,030	1,338	51	5,513
Face-to-face	7	36	10	1,168	1,221
Print	437	51	270	–	758
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by type
Subscriptions	1,877	765	1,247	–	3,889
Transactional	615	1,322	365	1,219	3,521
Advertising	46	30	6	–	82
Total revenue	2,538	2,117	1,618	1,219	7,492

Revenue by geographical market from the United Kingdom in 2018 was £527m (2017: £521m; 2016: £502m).

2017	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,045	1,658	1,145	230	4,078
Europe	617	308	340	429	1,694
Rest of World	811	107	201	450	1,569
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by format
Electronic	1,995	1,967	1,384	42	5,388
Face-to-face	10	38	7	1,067	1,122
Print	468	68	295	-	831
Total revenue	2,473	2,073	1,686	1,109	7,341

Revenue by type
Subscriptions	1,776	732	1,291	1	3,800
Transactional	646	1,301	389	1,108	3,444
Advertising	51	40	6	–	97
Total revenue	2,473	2,073	1,686	1,109	7,341

2016	Scientific, Technical and Medical	Risk & Business Analytics	Legal	Exhibitions	Total
Revenue by geographical market
North America	960	1,499	1,106	210	3,775
Europe	605	322	330	454	1,711
Rest of World	753	84	183	383	1,403
Total revenue	2,318	1,905	1,619	1,047	6,889

Revenue by format
Electronic	1,834	1,758	1,321	35	4,948
Face-to-face	10	37	7	1,012	1,066
Print	474	110	291	-	875
Total revenue	2,318	1,905	1,619	1,047	6,889

Revenue by type
Subscriptions	1,628	684	1,299	1	3,612
Transactional	631	1,172	314	1,046	3,163
Advertising	59	49	6	–	114
Total revenue	2,318	1,905	1,619	1,047	6,889

Summary of Analysis by Business Segment Expenditure
ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Depreciation and other
	intangible assets			additions			intangible assets			amortisation
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	Restated 2017 £m	Restated 2016 £m
Scientific, Technical & Medical	106	94	19	100	95	85	56	77	88	109	100	100
Risk & Business Analytics	852	-	288	92	83	67	161	141	147	76	64	56
Legal	30	6	83	145	153	154	33	52	73	147	142	135
Exhibitions	61	33	21	28	24	26	36	44	38	35	37	34
Total	1,049	133	411	365	355	332	288	314	346	364	343	325

Summary of Analysis of Non-current Assets by Geographical Location
ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2018 £m	Restated 2017 £m	Restated 2016 £m
North America	8,692	7,408	8,307
Europe	1,996	2,016	1,987
Rest of world	461	459	489
Total	11,149	9,883	10,783

Summary of Reconciliation of Operating Profit to Adjusted Operating Profit
RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2018 £m	Restated 2017 £m	Restated 2016 £m
Operating profit	1,964	1,905	1,708
Adjustments:
Amortisation of acquired intangible assets	288	314	346
Acquisition-related costs	84	56	51
Reclassification of tax in joint ventures	11	10	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	2,346	2,284	2,114